Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets			$ 10,264	$ 6,838
Net deferred tax liabilities			(38,921)	(31,712)
Net deferred tax liabilities	$ (24,874)	$ (24,685)	(28,657)	(24,874)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Begining balance	24,874	24,685
Deferred income tax expense through income statement	3,783	189
Ending balance	$ 28,657	$ 24,874
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets			6,268	2,898
Net deferred tax liabilities			(474)	(8,155)
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets			3,996	3,940
Mineral Properties [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities			(30,413)	(14,858)
Mining Taxes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities			(3,376)	(3,336)
Equipment and Building [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities			$ (4,658)	$ (5,363)